Note 10 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Dec. 20, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer, Including Assessed Tax		$ 43	$ 12	$ 108	$ 498
Purchase Agreement [Member]
Equity Line of Credit Agreement, Maximum Shares Purchasable, Value	$ 10,000
Equity Line of Credit Agreement, Advance Notice, Percentage of Daily Value Traded Common Stock	40.00%
Equity Line of Credit Agreement, Advance Notice, Amount	$ 2,000
Equity Line of Credit Agreement, Purchase Price, Percentage of Daily VWAP	88.00%
Equity Line of Credit Agreement, Commitment Fee	$ 300
Equity Line of Credit, Deferred Offering Costs	$ 36
Equity Line of Credit Agreement, Percentage Threshold of Outstanding Common Stock to Issue Shares	9.99%
Israeli Innovation Authority (“IIA”) [Member] | Grant [Member]
Revenue from Contract with Customer, Including Assessed Tax		$ 0		$ 0
Israeli Innovation Authority (“IIA”) [Member] | Royalty [Member]
Research Agreement, Royalty Percentage		3.00%		3.00%
Contract with Customer, Liability		$ 0		$ 0
Contract With Customer, Contingent Liability		$ 5,860		$ 5,833	$ 5,625